Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Ordinary Shares Subject to Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity [Line Items]
Gross proceeds			$ 57,500,000
Proceeds allocated to Public Share Rights			(2,415,000)
Class A ordinary shares issuance costs			(2,332,922)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	$ 515,625	$ 509,125	284,455
Accretion of carrying value to redemption value	938,456	922,419	303,957
Class A ordinary shares subject to possible redemption	$ 56,226,115	$ 54,772,034	$ 53,340,490